Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Non-current and Current Borrowings
The following table provides a breakdown for non-current and current borrowings:

(€ thousands)	Committed Loans	Other financial loans	Total borrowings
At December 31, 2021	578,213	50,725	628,938
Repayments	(26,528)	(50,159)	(76,687)
Other	397	—	397
At June 30, 2022	552,082	566	552,648
of which:
Non-current	305,883	295	306,178
Current	246,199	271	246,470

The following table provides a breakdown for non-current and current borrowings:

(Euro thousands)	2021			2020
	Committed Loans	Other financial loans	Total borrowings	Committed Loans	Other financial loans	Total borrowings
At January 1,	613,415	51,336	664,751	619,308	984	620,292
Repayments	(56,029)	(104,181)	(160,210)	(221,029)	—	(221,029)
Proceeds	20,000	103,570	123,570	215,000	50,352	265,352
Other	827	—	827	136	—	136
At December 31,	578,213	50,725	628,938	613,415	51,336	664,751
Of which:
Non-current	470,934	712	471,646	557,386	1,336	558,722
Current	107,279	50,013	157,292	56,029	50,000	106,029

Summary of Group's Individual Borrowings
The following table summarize the Group’s financial liabilities at June 30, 2022, into relevant maturity groupings based on their contractual maturities:

(€ thousands)	Carrying amount at June 30, 2022	Within 1 Year	2 years	3 years	Beyond
Derivative financial instruments	21,483	21,483	—	—	—
Trade payables and customer advances	228,626	228,626	—	—	—
Borrowings	552,648	250,674	207,403	87,896	15,636
Lease liabilities	445,487	126,172	122,573	80,846	209,823
Other current and non-current financial liabilities	216,000	28,639	27,870	—	159,491
Total	1,464,244	655,594	357,846	168,742	384,950

The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2021
Borrower	Interest rate	Terms	Expiry date	of which current portion	of which non-current portion
				(Euro thousands)
Co.Ti Service S.A.	Fixed	0.79%	February 2022	10,000	—
Co.Ti Service S.A.	Fixed	0.79%	March 2022	5,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	35,000	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.69%	September 2022	9,998	—
Ermenegildo Zegna N.V.	Fixed	1.25%	December 2022	10,000	—
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	—	19,999
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	—	15,000
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	—	49,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	—	44,991
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.83%	June 2023	12,485	6,247
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	—	39,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.80%	September 2023	49,836	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.75%	November 2023	—	59,948
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	November 2023	9,960	4,966
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	—	20,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	—	79,936
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	—	655
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	—	49,901
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.76%	May 2025	—	9,993
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	—	19,967
Other	Fixed	0.05%	June 2025	13	57
Total				157,292	471,646
of which fixed				75,013	135,672
of which variable				82,279	335,974

				At December 31, 2020
Borrower	Interest rate	Terms	Expiry date	of which current portion	of which non-current portion
				(Euro thousands)
Ermenegildo Zegna N.V.	Fixed	0.00%	April 2021	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.73%	October 2021	17,500	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.73%	October 2021	17,500	—
Ermenegildo Zegna N.V.	Fixed	0.80%	December 2021	3,529	—
Co.Ti Service S.A.	Fixed	0.79%	February 2022	—	10,000
Co.Ti Service S.A.	Fixed	0.79%	March 2022	—	5,000
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.69%	September 2022	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.80%	September 2022	30,000	50,000
Ermenegildo Zegna N.V.	Fixed	1.25%	December 2022	—	10,000
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	—	20,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	—	15,000
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	—	50,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	—	45,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.83%	June 2023	12,500	18,750
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	—	40,000
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	1.09%	November 2023	—	60,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.75%	November 2023	10,000	14,972
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	—	80,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	—	50,000
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
E.Z. Holditalia	Variable	Euribor 1m + 0.76%	May 2025	—	10,000
Total				106,029	558,722
of which fixed				36,029	200,000
of which variable				70,000	358,722